FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2008

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name: Philip C. Timon

   Address: 223 Wilmington-West Chester Pike, Suite 108, Chadds Ford, PA 19317
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
         -----------------------

Title:   Investment Manager
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Phone:   (484) 352-1110
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                    Chadds Ford, PA            08/13/2008
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   14
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Form 13F Information Table Value Total:   $ 119,960 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                 March 31, 2008


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    Column 1                    Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
ALLEGIANT TRAVEL CO               COM         01748X102     $   3,942     212,076  SH          SOLE                 212,076
FORWARD AIR CORP                  COM         349853101     $  14,667     423,894  SH          SOLE                 423,894
GENTEX CORP                       COM         371901109     $  13,842     958,564  SH          SOLE                 958,564
HEALTHCARE SVCS GRP INC           COM         421906108     $   6,750     443,500  SH          SOLE                 443,500
HEARTLAND PMT SYS INC             COM         42235N108     $  14,523     615,389  SH          SOLE                 615,389
HUNT J B TRANS SVCS INC           COM         445658107     $   4,643     139,525  SH          SOLE                 139,525
INNERWORKINGS INC                 COM         45773Y105     $   1,433     119,800  SH          SOLE                 119,800
ITT EDUCATIONAL SERVICES INC      COM         45068B109     $  17,172     207,815  SH          SOLE                 207,815
LAMAR ADVERTISING CO              CL A        512815101     $   2,944      81,700  SH          SOLE                  81,700
LIFE TIME FITNESS INC             COM         53217R207     $  12,311     416,600  SH          SOLE                 416,600
LIFE TIME FITNESS INC             CALL        53217R907     $     176         950  SH          SOLE                     950
OPTIONSXPRESS HLDGS INC           COM         684010101     $  18,966     848,989  SH          SOLE                 848,989
OPTIONSXPRESS HLDGS INC           CALL        684010901     $      29         300  SH          SOLE                     300
SANDERS MORRIS HARRIS GROUP       COM         80000Q104     $   8,562   1,262,780  SH          SOLE               1,262,780